INCOME TAXES - Reconciliation Of Unrecognized Tax Benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Unrecognized tax benefits
Amount of unrecognized tax benefits that if recognized would impact the annual effective tax rate	¥ 3,840	¥ 3,840	¥ 3,840
Reconciliation of unrecognized tax benefits
Balance, beginning	3,838	3,838	1,680
Increase based on tax positions taken in 2014			2,158
Balance, ending	3,838	3,838	¥ 3,838
Interest accrued in unrecognized tax benefits as of the balance sheet date	1,290	600
Interest related to unrecognized tax benefits during the period	¥ 690	¥ 600